Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000026768 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026768 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026768 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026768 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026768 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000026768 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000026768 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000026768 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000026775 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026775 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026775 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026775 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026775 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026775 | U.S Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026775 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000026776 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026776 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026776 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026776 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026776 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026776 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026776 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026776 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026776 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026777 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026777 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026777 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026777 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026777 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026777 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026777 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026777 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026777 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026777 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026779 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026779 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026779 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026779 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026779 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026779 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026779 | SectorFinanicals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026779 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026779 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000026779 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000026779 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000026780 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026780 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026780 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026780 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026780 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026780 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026780 | SectorFinanicals
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026780 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026780 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000026780 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000026780 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000026773 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026773 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026773 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026773 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026773 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026773 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000026773 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026773 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026773 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000026773 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026773 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026773 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026773 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026773 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026773 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026773 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026773 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026773 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000026773 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000199834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000199834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000199834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000199834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000199834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000199834 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199834 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199834 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199834 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199834 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199834 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199834 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199834 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199834 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000199834 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000026769 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026769 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026769 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026769 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000026770 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026770 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026770 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026770 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.40%